Employee Benefit Plans - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits Disclosure [Line Items]
Minimum employment period for benefits	30 days
Postemployment benefits liability	$ 24.1	$ 22.2
Compensation, Percentage	100.00%
Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Aggregate fair value of the restricted equity awards that vested during the period	$ 148.9	191.6	$ 162.7
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	11 months
Total pretax intrinsic value of options exercised and restricted stock vested	$ 3.0	$ 3.0	$ 3.2
Executive Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Common shares reserved for issuance under executive deferred compensation plan	11.1
2017 Directors Equity Incentive Plan | Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Shares authorized	0.5
Equity Incentive Plan Twenty Fifteen
Employee Benefits Disclosure [Line Items]
Shares authorized	17.0
Performance Based Restricted Equity Awards | Insurance Operating Results | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	0.00%	0.00%	0.00%
Performance Based Restricted Equity Awards | Insurance Operating Results | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	250.00%	250.00%	250.00%
Performance Based Restricted Equity Awards | Investment Results | Lower Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	0.00%	0.00%	0.00%
Performance Based Restricted Equity Awards | Investment Results | Upper Limit
Employee Benefits Disclosure [Line Items]
Performance-based awards granted vesting percentage of the award amount	200.00%	200.00%	200.00%
Defined Contribution Pension Plan 401k
Employee Benefits Disclosure [Line Items]
Matching contributions	$ 131.2	$ 120.8	$ 106.8
Defined Contribution Pension Plan 401k | Upper Limit
Employee Benefits Disclosure [Line Items]
Matching contribution to defined contribution pension plan	6.00%
Cash [Member]
Employee Benefits Disclosure [Line Items]
Compensation, Percentage	40.00%
Non Employee Director Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Compensation, Percentage	60.00%
Vesting tranche one | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	3 years
Vesting tranche two | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	4 years
Vesting tranche three | Employee Restricted Equity Awards
Employee Benefits Disclosure [Line Items]
Vesting period of grants to date	5 years
Common equities
Employee Benefits Disclosure [Line Items]
Employee Stock Ownership Plan Shares held	21.5